Certain risks and concentration	12 Months Ended
Dec. 31, 2021
Risks And Uncertainties [Abstract]
Certain risks and concentration
3	Certain risks and concentration
(a)	PRC regulations

The China market in which the Group operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to engage in online advertising businesses through contractual arrangements in the PRC since the internet and marketing services industries remain regulated. The Group conducts certain of its operations in the PRC through its variable interest entity, which it consolidates as a result of a series contractual arrangements enacted. Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunication, information, and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Group, may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunication, information and media. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.

There are uncertainties regarding the interpretation and application of current and future PRC laws, rules and regulations, including but not limited to the laws, rules and regulations governing the validity and enforcement of the contractual arrangements with consolidated VIE. The Group believes that the structure for operating its business in the PRC (including the ownership structure and the contractual arrangements with the consolidated VIE is in compliance with all applicable existing PRC laws, rules and regulations, and does not violate, breach, contravene or otherwise conflict with any applicable PRC laws, rules or regulations. However, the Group cannot assure that the PRC regulatory authorities will not adopt any new regulation to restrict or prohibit foreign investments in the online advertising business through contractual arrangements in the future or that it will not determine that the ownership structure and contractual arrangements violate PRC laws, rules or regulations.

3	Certain risks and concentration (Continued)
(a)	PRC regulations (Continued)

If the Company and its consolidated VIE are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

•	revoking the business licenses of such entities;

•	discontinuing or restricting the conduct of any transactions between the Company’s PRC subsidiaries and OptAim VIE;

•

imposing fines, confiscating the income of OptAim VIE or the Company’s PRC subsidiaries, or imposing other requirements with which the Company or its PRC subsidiaries and OptAim VIE may not be able to comply;

•

requiring the Company to restructure its ownership structure or operations, including terminating the contractual arrangements with OptAim VIE and deregistering the equity pledges of OptAim VIE, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over OptAim VIE; or

•	restricting or prohibiting its use of the proceeds of any offering to finance its business and operations in the PRC.

If the imposition of any of these penalties precludes the Group from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes the Company to lose its rights to direct the activities of its consolidated VIE or its rights to receive its economic benefits, the Company would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIE except to the extent that the Company receives payments from VIE under the contractual arrangements. Either of these results, or any other significant penalties that might be imposed on the Company in this event, would have a material adverse effect on its financial condition and results of operations. Nevertheless, the laws and regulations that imposed restrictions on foreign ownership in advertising companies, including the Administrative Provisions on Foreign-Invested Advertising Enterprises were abolished in June 2015. To the extent any current or future business of OptAim VIE can be directly operated by the Company’s wholly owned subsidiaries under PRC law, the Company is in the process of transferring such business to the Company’s wholly owned subsidiaries.

On January 19, 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Law, that appeared to include VIEs within the scope of entities that could be considered to be foreign investment enterprises (“FIEs”), that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. The National People’s Congress approved the Foreign Investment Law on March 15, 2019, effective on January 1, 2020. The Foreign Investment Law removes all references to the terms of “de facto control” or “contractual control” as defined in the draft published in 2015. However, the Foreign Investment Law has a catch-all provision under the definition of “foreign investment” which includes investments made by foreign investors in China through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment,” the Group’s ability to use the contractual arrangements with its VIE and the Group’s ability to conduct business through the VIE could be severely limited.

3	Certain risks and concentration (Continued)

(a)	PRC regulations (Continued)

Furthermore, on December 19, 2020, the NDRC and MOFCOM promulgated the Foreign Investment Security Review Measures, which took effect on January 18, 2021. Under the Foreign Investment Security Review Measures, investments in military, national defense-related areas or in locations in proximity to military facilities, or investments that would result in acquiring the actual control of assets in certain key sectors, such as critical agricultural products, energy and resources, equipment manufacturing, infrastructure, transport, cultural products and services, IT, Internet products and services, financial services and technology sectors, are required to be approved by designated governmental authorities in advance. Although the term “investment through other means” is not clearly defined under the Foreign Investment Security Review Measures, the Company cannot rule out the possibility that control through contractual arrangement may be regarded as a form of actual control and therefore require approval from the competent governmental authority. As the Foreign Investment Security Review Measures were recently promulgated, there are great uncertainties with respect to its interpretation and implementation. Accordingly, there are substantial uncertainties as to whether the Group’s VIE structure may be deemed as a method of foreign investment in the future. If the VIE structure were to be deemed as a method of foreign investment under any future laws, regulations and rules, and if any of the Group’s business operations were to fall under the “negative list” for foreign investment, we would need to take further actions in order to comply with these laws, regulations and rules, which may materially and adversely affect our current corporate structure, business, financial condition and results of operations.

The Company’s ability to control the VIE also depends on the powers of attorney the founders have to vote on all matters requiring shareholder approval in the VIE. As noted above, these powers of attorney are believed to be legally enforceable but may not be as effective as direct equity ownership.

OptAim VIE holds assets that are important to the operation of the Group’s business, including patents for proprietary technology and trademarks. If OptAim VIE falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Group may be unable to conduct major part of its business activities in the PRC, which could have a material adverse effect on the Group’s future financial position, results of operations or cash flows. However, the Group believes this is a normal business risk many companies face. The Group will continue to closely monitor the financial conditions of OptAim VIE.

OptAim VIE’s assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and computer software which are recognized in the Group’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of OptAim VIE as it did not meet the recognition criteria set in ASC 350-30-25.

3	Certain risks and concentration (Continued)

(a)	PRC regulations (Continued)

The following table sets forth the financial data for the VIE and VIE’s subsidiaries on an aggregated basis.  For purposes of this presentation, activities within and between the VIE and VIE subsidiaries have been eliminated, but transactions with other entities within the consolidated group have been included without elimination. Presentation of the comparative amounts for 2019 and 2020 have been expanded to conform to the current year presentation.

	As of December 31,
	2020	2021
Assets
Cash and cash equivalents	2,113	2,681
Accounts receivable, net	1,720	3,586
Prepaid media costs	1,587	1,151
Amounts due from subsidiaries of the Group	6,643	5,879
Other current assets	1,012	1,266
Property and equipment, net	82	65
Intangible assets	336	140
Right-of-use assets	484	384
Other long-term investment	-	1,233
Other non-current assets	12	-
Total assets	13,989	16,385

Liabilities
Accounts payable	371	2,262
Deferred revenue	644	88
Lease liabilities	484	384
Bank borrowing	457	1,889
Income tax payable	483	575
Amounts due to subsidiaries of the Group	1,878	2,120
Accrued liabilities and other current liabilities	1,519	1,444
Deferred tax liabilities	146	99
Total liabilities	5,982	8,861

3	Certain risks and concentration (Continued)

(a)	PRC regulations (Continued)

	For the years ended December 31,
	2019	2020	2021

Net revenues
From subsidiaries of the Group (Note)	1,645	4,761	1,028
From third parties	19,025	17,341	22,837
	20,670	22,102	23,865
Net loss (Note)	(451)	(1,755)	(900)

	For the years ended December 31,
	2019	2020	2021
Net cash (used in)/provided by operating activities
From subsidiaries of the Group	(1,500)	2,141	772
From third parties	1,358	(2,110)	(2,453)
	(142)	31	(1,681)

Net cash used in investing activities	(69)	(29)	(14)

Net cash provided by financing activities
Receipts of advances Group companies	588	-	1,588
Repayments for advances from Group companies	(588)	-	(554)
Other financing activities	-	457	1,161
	-	457	2,195

Note:

Services from VIE and VIE’s subsidiaries to other group companies

The VIE and VIE’s subsidiaries provide online advertising service to other group companies. For the years ended December 31, 2019, 2020 and 2021, the intercompany online advertising service revenues recognized by VIE and VIE’s subsidiaries were US$1,469, US$4,761 and US$911, respectively. These transactions are eliminated at the consolidation level.

The VIE and VIE’s subsidiaries also provide other marketing services to other group companies. For the years ended December 31, 2019, 2020 and 2021, the intercompany other marketing service revenues recognized by VIE and VIE’s subsidiaries were US$176, US$nil and US$117, respectively. These transactions are eliminated at the consolidation level.

Services from other group companies to VIE and VIE’s subsidiaries

WFOE as primary beneficiary and other subsidiaries of the Group provide online advertising service and SaaS services to VIE and VIE’s subsidiaries. For the years ended December 31, 2019, 2020 and 2021, the intercompany online advertising and SaaS service revenues from VIE and VIE’s subsidiaries recognized by WFOE as primary beneficiary and other subsidiaries of the Group were US$4,023, US$996 and US$49, respectively. These transactions are eliminated at the consolidation level.

As of December 31, 2019, 2020, and 2021, there were no balances for management fees charged to VIE and VIE’s subsidiaries.

In accordance with the VIE arrangements, the Group has the power to direct activities of OptAim VIE, and can have assets transferred out of OptAim VIE. Therefore, the Group considers that there are no assets of OptAim VIE that can be used only to settle their obligations.

3	Certain risks and concentration (Continued)
(b)	Foreign exchange risk

Assets and liabilities of non-US$ functional currency entities are translated into US$ using the applicable exchange rates at the balance sheet date. Items in the statements of comprehensive loss are translated into US$ using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income on the consolidated statements of shareholders’ equity.

Certain of the Group’s operating activities are transacted in Renminbi (“RMB”), which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.

The revenues and expenses of the Group’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies, and remittances of foreign currencies into the PRC and exchange of foreign currencies into RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

Certain of the Group’s operating activities are transacted in Hong Kong dollars (“HK$”). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

3	Certain risks and concentration (Continued)

(c)	Fair value measurement

(i)	Financial assets and liabilities measured at fair value on a recurring basis

The following table sets forth, by level within the fair value hierarchy (Note 2(e)), financial assets and liabilities measured at fair value as of December 31, 2020 and 2021. As required by ASC 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	Fair value measurements using
	Quoted prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value
As of December 31, 2020
Short-term investments	2,342	10,281	-	12,623
Contingent consideration payable	-	-	(7,755)	(7,755)
	2,342	10,281	(7,755)	4,868

As of December 31, 2021
Short-term investments	-	1,574	-	1,574
Debt investment	-	-	2,550	2,550
Other long-term investments	-	-	12,114	12,114
Contingent consideration payable	-	-	(4,507)	(4,507)
	-	1,574	10,157	11,731

3	Certain risks and concentration (Continued)

(c)	Fair value measurement (Continued)

(i)	Financial assets and liabilities measured at fair value on a recurring basis (Continued)

The following table presents the changes in Level 3 financial liabilities for the years ended December 31, 2020 and 2021.

	Convertible notes at fair value		Derivative liabilities		Contingent consideration payable
	For the years ended December 31,		For the years ended December 31,		For the years ended December 31,
	2020	2021	2020	2021	2020	2021
Balance at the beginning of year	49,008	-	-	-	-	7,755
Fair value changes	4,433	-	11,466	-	81	418
Business combination (Note 4(d))	-	-	-	-	7,674	-
New issuance of convertible notes	19,184	-	-	-	-	-
Issuance of convertible notes upon exercise of call option	11,466	-	(11,466)	-	-	-
Conversion of convertible notes	(68,895)	-	-	-	-	-
Redemption of convertible notes	(15,196)	-	-	-	-	-
Settlement of contingent consideration	-	-	-	-	-	(3,666)
Balance at the end of year	-	-	-	-	7,755	4,507

The following table presents the changes in Level 3 financial assets for the year ended December 31, 2021. There was no financial asset measured using Level 3 input as of December 31, 2020.

	Debt investment – Convertible note
	For the years ended December 31,
	2020	2021
Balance at the beginning of year	-	-
Acquisition	-	2,550
Balance at the end of year	-	2,550

3	Certain risks and concentration (Continued)

(c)	Fair value measurement (Continued)

(ii)	Fair value measurement on a non-recurring basis

Equity securities without readily determinable fair value accounted for using the measurement alternative are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. These non-recurring fair value measurements use significant unobservable inputs (Level 3). The Group uses market approach based on the Group’s best estimate to determine the fair value of these investments. An observable price change is usually resulting from new rounds of financing of the investees. The Group determines whether the securities offered in new rounds of financing are similar to the equity securities held by the Group by comparing the rights and obligations of the securities. When the securities offered in new rounds of financing are determined to be similar to the securities held by the Group, the Group adjusts the observable price of the similar security to determine the amount that should be recorded as an adjustment in the carrying value of the security to reflect the current fair value of the security held by the Group. There were no fair value changes related to such equity securities due to the observable price change of the investment without readily determinable fair value in the consolidated balance sheets for the years ended December 31, 2020 and 2021.

The Group assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors as detailed in Note 2(m). The Group recognized US$nil, US$nil and US$4,038 impairment charges to investments in equity securities without readily determinable fair value classified as other long-term investments for the years ended December 31, 2019, 2020 and 2021. In determining the fair value of these investments in equity securities, market multiple method was used, with significant input including (i) a discount for lack of marketability of 20%, and (ii) price-to-sales multiples of comparable companies ranging from 2.4 to 6.5.

The following table presents the changes in financial asset measured using Level 3 input on a non-recurring basis for the years ended December 31, 2020 and 2021.

	Other long-term investments
	For the years ended December 31,
	2020	2021
Balance at the beginning of year	1,503	8,651
Investments made/transferred from prepayments	7,135	7,417
Fair value changes	-	-
Impairment on investments	-	(4,038)
Exchange differences	13	84
Balance at the end of year	8,651	12,114

3	Certain risks and concentration (Continued)

(d)	Concentration risk (Continued)

(i)	Concentration of revenues

For the years ended December 31, 2020 and 2021, no individual customer accounted for more than 10% of the net revenues. For the year ended December 31, 2019, one customer accounted for 14% of the net revenues.

(ii)	Concentration of accounts receivable

The Group conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Group grants up to 180 days of credit term to customers and periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

As of December 31, 2020 and 2021, no individual customer accounted for more than 10% of the consolidated accounts receivable. The top 10 accounts receivable accounted for 39% and 37% of the consolidated accounts receivable as of December 31, 2020 and 2021, respectively.

(iii)	Credit risk

As of December 31, 2020 and 2021, substantially all of the Group’s cash and cash equivalents, time deposits and restricted cash were placed with financial institutions in Hong Kong and the PRC. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits will be chosen with similar criteria for soundness. The balances in the PRC are not insured since it is not a market practice in the PRC. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Group believes that it is not exposed to unusual risks as these financial institutions are PRC banks with high credit quality. The Group had not experienced any losses on its cash and cash equivalents, time deposits and restricted cash during the years ended December 31, 2019, 2020 and 2021 and believes that its credit risk to be minimal.